SCHEDULE OF LOSS BEFORE TAXATION (Details) (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Employee benefits expense	¥ 21,314,000	¥ 12,285,000	¥ 13,735,000
Reversal of inventory write-down		(4,045,000)	(99,237,000)
Cost Of Inventories [member]
IfrsStatementLineItems [Line Items]
Employee benefits expense	159,000	2,539,000	4,065,000
Post employment benefit expense	32,000	556,108	756,704
Depreciation and amortisation expense
Operating lease payment	4,267,000	12,801,485	12,801,485
Reversal of inventory write-down		¥ (4,045,000)	¥ (99,237,173)